UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	BBB+	$3,000,000	$3,355,530

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	529,275

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	2,100,000	2,240,973

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	1,300,000	1,374,126
5.00%, 10/1/34	Baa2	700,000	727,216

			8,227,120
Massachusetts (0.3%)

MA State VRDN (Construction Loan), Ser. A, 0.69%, 3/1/26	VMIG1	2,825,000	2,825,000

			2,825,000
Missouri (0.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.57%, 9/1/30	VMIG1	1,500,000	1,500,000

			1,500,000
Nevada (0.3%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.70%, 6/1/42	VMIG1	3,350,000	3,350,000

			3,350,000
New York (95.4%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,840,881
(Albany College of Pharmacy), 5.00%, 12/1/33	BBB	325,000	358,267
(Albany College of Pharmacy), 5.00%, 12/1/32	BBB	495,000	548,148
(Empire Commons Student Hsg.), 5.00%, 5/1/31	A	700,000	788,088
(Albany College of Pharmacy), 5.00%, 12/1/30	BBB	250,000	278,463
(Empire Commons Student Hsg.), 5.00%, 5/1/30	A	350,000	396,400

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5.25%, 11/15/32 (Prerefunded 11/15/17)	AAA/P	2,100,000	2,165,226
(Albany Law School), Ser. A, 5.00%, 7/1/31	BBB	3,000,000	3,028,440

Brookhaven, Local Dev. Corp. Rev. Bonds (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,292,232

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Brooklyn Events Ctr., LLC (Pilot Bonds)), Ser. A, 5.00%, 7/15/42	Baa3	2,000,000	2,175,240

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	770,849

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,113,200
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,642,184
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	532,245

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5.00%, 1/1/25	A+	400,000	467,584
5.00%, 1/1/24	A+	250,000	290,703

Build NY City Resource Corp. Rev. Bonds
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,237,965
5.00%, 7/1/40	A+	3,175,000	3,538,157
(Queens College), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,228,452
(Pratt Paper, LLC), 5.00%, 1/1/35	B+/P	1,750,000	1,832,950
(South Bronx Charter School for Intl. Cultures), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,048,560
(Bronx Charter School for Excellence), 5.00%, 4/1/33	BBB-	500,000	528,660
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,955,099

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, U.S. Govt. Coll., 5.00%, 5/1/40 (Prerefunded 5/1/20)	AA	1,000,000	1,118,170

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5.875%, 4/1/42	Baa3	2,000,000	2,091,380

Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,505,000	3,583,827
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	332,763

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5.75%, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,281,800
5.75%, 5/1/25 (Prerefunded 5/1/18)	Aa2	7,500,000	7,922,700

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15%, 4/1/21	Baa2	1,065,000	1,068,653

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,271,320
5.00%, 9/1/32	A	2,000,000	2,262,880

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	408,654

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.75%, 7/1/39	BBB	2,500,000	2,652,775
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,595,595
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,456,768
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,177,750
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	730,152

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	A2	3,100,000	3,533,039
AMBAC, 5.00%, 2/15/47	A2	2,500,000	2,506,100

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	4,854,306
5.25%, 10/1/35	A3	4,000,000	4,779,640

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/25	A3	1,000,000	1,136,950

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, FHL Banks Coll., FNMA Coll., FCS, U.S. Govt. Coll., 6.00%, 5/1/33 (Prerefunded 5/1/19)	A3	3,500,000	3,871,560
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	4,646,601
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,777,225
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,211,060
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,387,145
Ser. B, 5.00%, 9/1/41	A3	5,250,000	5,850,075
Ser. A, 5.00%, 9/1/39	A3	8,800,000	9,755,328
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,686,870
AGM, zero %, 6/1/28	AA	2,510,000	1,733,306

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	AA-	6,000,000	6,670,680
Ser. D, 5.00%, 11/15/38	AA-	4,070,000	4,524,009
Ser. A, 5.00%, 11/15/37 (Prerefunded 11/15/17)	AA-	12,440,000	12,809,219
Ser. B, 5.00%, 11/15/37	AA-	7,500,000	8,484,075
Ser. D, 5.00%, 11/15/31	AA-	5,000,000	5,781,300
Ser. D, 5.00%, 11/15/29	AA-	6,000,000	6,912,540
Ser. D-1, 5.00%, 11/1/28	AA-	2,500,000	2,883,550
Ser. C-1, 5.00%, 11/15/27	AA-	1,500,000	1,784,175

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AA	8,200,000	8,827,546
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	800,000	861,936
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,643,000
(Green Bond), Ser. B-1, 5.00%, 11/15/36	AA	7,000,000	8,049,580

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,135,460
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,146,370
(U. of Rochester), Ser. B, 5.00%, 7/1/33	Aa3	2,795,000	3,187,474
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,358,950
(U. of Rochester), Ser. B, 5.00%, 7/1/32	Aa3	3,040,000	3,491,744
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	904,560

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,218,770

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	9,838,606

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/37	A3	2,050,000	2,198,174
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,057,830
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	Baa1	1,355,000	1,471,625
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/32	Baa1	1,500,000	1,636,155
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/27	A3	1,255,000	1,385,495

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,451

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	375,333

New York, G.O. Bonds
Ser. 1-I, 5.00%, 3/1/36	Aa2	5,000,000	5,623,350
Ser. C, AGM, U.S. Govt. Coll., 5.00%, 1/1/23 (Prerefunded 4/3/17)	Aa2	1,580,000	1,584,898

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,075,600
5.00%, 5/1/35	BBB+	1,670,000	1,811,065
5.00%, 5/1/30	BBB+	2,230,000	2,433,889

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	517,850

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5.25%, 11/1/42	Ba2	2,450,000	2,461,368

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/28	Baa1	2,560,000	2,831,795
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/27	Baa1	875,000	969,938
5.00%, 4/1/24	Baa1	2,000,000	2,255,220

NY City, G.O. Bonds
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,223,760
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,288,420
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,278,193
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,686,850
Ser. E, 5.00%, 8/1/32	Aa2	4,500,000	5,201,100
Ser. A-1, 5.00%, 8/1/30	Aa2	2,500,000	2,929,625

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5.00%, 1/15/29	Aa2	5,000,000	5,165,900
5.00%, 1/15/25	Aa2	3,000,000	3,102,180

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.57%, 11/1/22	VMIG1	9,000,000	9,000,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5.00%, 8/1/33	Aa3	2,500,000	2,861,675
(Museum of Modern Art), Ser. 1A, 5.00%, 4/1/31 (Prerefunded 10/1/18)	Aa2	3,500,000	3,725,435

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45%, 11/1/46	AA+	2,670,000	2,772,154
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35%, 5/1/41	AA+	1,200,000	1,251,648
(Multi-Fam. Hsg.), Ser. H-2-A, 5.20%, 11/1/35	AA+	1,675,000	1,746,640
Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,230,240

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,112,700
(Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/24	BBB	3,500,000	3,542,035

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,584,525

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	10,822,000
(2nd Gen. Resolution), Ser. GG-1, 5.25%, 6/15/32	Aa1	6,000,000	6,517,200
(2nd Generation), Ser. BB, 5.00%, 6/15/47	Aa1	5,000,000	5,549,550
5.00%, 6/15/46	Aa1	2,500,000	2,779,750
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	5,350,000	6,008,371
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,177,200
Ser. AA, 5.00%, 6/15/34	Aa1	5,000,000	5,654,400
Ser. A, 4.75%, 6/15/30	AAA	4,720,000	4,764,038

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,853,328
(Future Tax), Ser. A-1, 5.00%, 5/1/40	AAA	10,000,000	11,359,600
Ser. F-1, 5.00%, 5/1/39	AAA	7,500,000	8,437,200
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,209,780
Ser. A-1, 5.00%, 11/1/38	AAA	2,500,000	2,811,000
(Future Tax), Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,708,800
(Future Tax), Ser. E-1, 5.00%, 2/1/35	AAA	2,800,000	3,197,320
(Future Tax), Ser. D-1, 5.00%, 11/1/32	AAA	5,000,000	5,724,200
(Future Tax), Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,548,911
(Future Tax), Ser. E-1, 5.00%, 2/1/31	AAA	7,600,000	8,838,724
Ser. B-1, 5.00%, 11/1/30	AAA	3,000,000	3,456,990

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,295,405
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,095,272
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,557,350
Ser. S-1, NATL, 5.00%, 7/15/31	Aa2	10,500,000	10,534,860
Ser. S-5, 5.00%, 1/15/30	Aa2	3,375,000	3,605,816

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	Aa3	1,915,000	2,132,084
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	Aa3	1,250,000	1,397,113
(Whitney Museum of American Art), 5.00%, 7/1/31	A	2,000,000	2,214,520

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through)
5.00%, 6/1/51	BBB	3,300,000	3,395,766
5.00%, 6/1/41	BBB+	250,000	264,195
5.00%, 6/1/36	A-	265,000	283,812

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5.75%, 6/1/43	A2	840,000	852,356

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	Aa3	115,000	115,179

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5.00%, 6/1/38	BB	7,250,000	7,165,320

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,229,400

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,346,770
zero %, 11/15/50	Aa3	7,000,000	1,583,120

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,734,165
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,083,180
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	4,335,000	4,497,346
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,427,800
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	10,860,875
(North Shore Long Island Jewish Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	12,598,250
(Fordham U.), Ser. A, 5.50%, 7/1/36	A2	1,800,000	2,057,472
(North Shore Long Island Jewish Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,142,880
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,327,680
(St. Joseph College), 5.25%, 7/1/35	Ba1	2,000,000	2,064,460
(Manhattan Marymount), 5.25%, 7/1/29	Baa2	2,000,000	2,125,420
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5.25%, 7/1/19	A1	4,300,000	4,698,524
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,083,000
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	5,000,000	5,467,250
(Siena College), 5.125%, 7/1/39	Baa1	3,000,000	3,180,390
Ser. A, 5.00%, 3/15/44	AAA	5,500,000	6,163,135
(St. Francis College), 5.00%, 10/1/40	A-	3,000,000	3,277,710
Ser. 15B-B, 5.00%, 3/15/35	AAA	5,000,000	5,751,950
(St. Francis College), 5.00%, 10/1/32	A-	2,360,000	2,604,095
Ser. A, 5.00%, 3/15/32	AAA	2,905,000	3,407,275

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	7,500,000	8,177,700
(NYU Hosp. Ctr.), Ser. B, 5.25%, 7/1/24 (Prerefunded 7/1/17)	AAA/P	2,590,000	2,629,264
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,296,370
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,223,269
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5.00%, 7/1/36	Aa3	5,690,000	5,922,323
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,083,575
(The New School), 5.00%, 7/1/31	A3	5,000,000	5,581,350
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,115,490
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5.00%, 7/1/29 (Prerefunded 7/1/18)	Aa3	5,000,000	5,270,600
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,119,180
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,120,770
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,146,510

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	839,245
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36 (Prerefunded 10/1/19)	AA	3,340,000	3,686,124
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	43,366
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,745,475
(Pratt Institute), 5.00%, 7/1/39	A3	2,750,000	3,066,470
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A3	1,000,000	1,105,010
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,246,840
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,551,564
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,334,920
(NYU), Ser. A, 5.00%, 7/1/35	Aa3	2,000,000	2,275,360
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	380,800
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A3	1,000,000	1,115,320
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	405,695
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,634,050
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31 (Prerefunded 10/1/19)	AA	1,980,000	2,178,911
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	21,684
(NYU Hosp. Ctr.), 5.00%, 7/1/31	A3	1,320,000	1,498,028
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,145,860
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,140,530
(NY U.), Ser. A, 5.00%, 7/1/29	Aa3	1,500,000	1,769,190

NY State Dorm. Auth. Non-Supported Debt 144A Rev. Bonds (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,587,412
5.00%, 12/1/36	Baa3	700,000	745,591

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5.75%, 3/15/36	AAA	5,000,000	5,453,500
Ser. C, 5.00%, 3/15/41	AAA	10,000,000	11,132,200
(Group C), Ser. B, 5.00%, 2/15/41	AAA	5,000,000	5,627,250
(Gen. Purpose), Ser. D, 5.00%, 2/15/33	AAA	5,000,000	5,786,300

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5.00%, 7/1/26	AA	5,000,000	5,258,300

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,215,260
5.00%, 7/1/41	Aa2	5,250,000	5,851,230

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5.00%, 6/15/34	Aaa	10,000,000	10,813,100
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5.00%, 6/15/29	Aaa	2,500,000	2,623,875
(United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,389,750

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	2,000,000	1,964,540

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,900,782
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,699,554

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,078,230
(7 World Trade Ctr.), Ser. 2, 5.00%, 9/15/43	A1	4,000,000	4,338,040
(1 WTC Port Auth. Construction), 5.00%, 12/15/41	Aa3	7,500,000	8,297,325
(7 World Trade Center II, LLC), 5.00%, 9/15/40	Aaa	4,815,000	5,371,325
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,826,375

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5.00%, 11/15/44	BB-/P	3,000,000	3,144,240

NY State Mtge. Agcy. Rev. Bonds
Ser. 189, 3.85%, 10/1/34	Aa1	2,410,000	2,408,409
(Homeowner), Ser. 186, 2.00%, 4/1/19	Aa1	2,090,000	2,091,087

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,270,700

NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A3	2,000,000	2,213,240
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/28 (Prerefunded 10/1/18)	AA	3,000,000	3,190,770
Ser. H, NATL, 5.00%, 1/1/28	AA-	1,235,000	1,274,347
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/27 (Prerefunded 10/1/18)	AA	4,000,000	4,254,360
5.00%, 1/1/24	A2	1,250,000	1,470,725

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,062,990
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,625,700
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,061,610
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,563,135
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,710,000

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5.625%, 1/1/28	AA	7,500,000	8,099,475
(Clarkson Ctr.), 5.50%, 1/1/20	Aa2	1,065,000	1,143,608
Ser. B-1, 5.00%, 3/15/36	AAA	9,000,000	9,637,830
(Personal Income Tax), Ser. A, 5.00%, 3/15/35	AAA	3,500,000	3,999,660
(State Personal Income Tax), Ser. A-1, 5.00%, 3/15/30	AAA	2,000,000	2,300,140
Ser. A-1, 5.00%, 12/15/28	AAA	5,000,000	5,345,200
Ser. B, 5.00%, 1/1/27	AA	7,000,000	7,360,640

NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds (Group C), Ser. A , 5.00%, 3/15/38	AAA	6,515,000	7,405,405

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,000,000	1,002,550

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5.00%, 12/1/36	Aa3	2,000,000	2,263,440
5.00%, 12/1/31	Aa3	2,000,000	2,327,360

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,489,533

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5.375%, 7/1/40	Baa2	3,900,000	4,177,017
(Jewish Home of Central NY Oblig. Group), 5.25%, 3/1/31	B/P	2,035,000	1,883,779
(St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	2,315,000	2,528,536
(Le Moyne College), 5.00%, 7/1/32	Baa2	1,635,000	1,791,470

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,400,000	1,439,214
5.375%, 3/1/28	Aa3	1,000,000	1,210,780
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	8,790,320
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,174,741
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,812,625
Ser. 185th, 5.00%, 9/1/30	Aa3	2,000,000	2,276,760
NATL, 4.75%, 10/15/28	Aa3	7,000,000	7,030,520

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,943,800

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/24	AA	1,600,000	1,874,256

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5.25%, 12/1/32 (Prerefunded 12/1/17)	A-	1,500,000	1,549,995
5.125%, 12/1/27 (Prerefunded 12/1/17)	A-	1,000,000	1,032,410

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5.00%, 7/1/32	A1	3,430,000	3,895,451

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,293,223

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.25%, 9/1/33	A3	1,050,000	1,185,839

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.00%, 9/1/41	A3	1,750,000	1,902,758

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,321,702

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,385,000	1,385,305

Syracuse, Indl. Dev. Agcy. Rev. Bonds (Carousel Ctr.), Ser. A
5.00%, 1/1/36	Baa1	2,750,000	2,995,383
5.00%, 1/1/35	Baa1	1,525,000	1,665,864

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U.)
Ser. A-2, 0.56%, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 0.56%, 7/1/37	VMIG1	5,890,000	5,890,000

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41	A2	1,000,000	1,117,860
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,800,000	2,888,172

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,624,825
Ser. A, 5.00%, 11/15/42	Aa3	1,000,000	1,148,980
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,268,063
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	3,947,685
Ser. C, 5.00%, 11/15/29 (Prerefunded 11/15/18)	AAA/P	1,545,000	1,651,605
Ser. C, 5.00%, 11/15/29	Aa3	955,000	1,015,031
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,268,942
Ser. A, zero %, 11/15/30	A1	7,000,000	4,345,810

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	8,285,000	9,004,304

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	422,400
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,520,508

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	2,928,695

Westchester Cnty., Local Dev. Corp. Rev. Bonds (Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,685,745

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,335,700

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,399,185

Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,504,260
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,655,285

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	2,000,000	2,000,800
(Sarah Lawrence College), Ser. A, 6.00%, 6/1/41 (Prerefunded 6/1/19)	BBB	2,500,000	2,774,925

			1,003,971,066
Puerto Rico (1.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	2,250,000	2,260,193

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	AA-	365,000	393,079
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	A3	635,000	723,805
NATL, 5.50%, 7/1/19	AA-	540,000	573,302
NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	A3	2,460,000	2,711,043

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Caa3	15,000,000	2,456,100
NATL, zero %, 8/1/43	AA-	5,000,000	1,118,750

			10,236,272
Texas (0.4%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.57%, 12/1/24	A-1+	4,250,000	4,250,000

			4,250,000
Utah (0.1%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.55%, 5/15/36	Aa1	1,000,000	1,000,000

			1,000,000
Virgin Islands (0.3%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A-1, 5.00%, 10/1/39	B	2,325,000	1,778,625
Ser. A, 5.00%, 10/1/25	B	2,000,000	1,680,000

			3,458,625

Total municipal bonds and notes (cost $1,004,373,836)			$1,038,818,083

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		600	$1,487,619

Total unitized trust (cost $1,816,435)			$1,487,619

TOTAL INVESTMENTS

Total investments (cost $1,006,190,271)(b)			$1,040,305,702

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,052,313,617.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,006,242,302, resulting in gross unrealized appreciation and depreciation of $44,621,793 and $10,558,393, respectively, or net unrealized appreciation of $34,063,400.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Tax bonds	17.0%
	Education	14.3
	Transportation	12.3
	Utilities	12.1
	Prerefunded	11.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,038,818,083	$—
Unitized trust	—	—	1,487,619

Totals by level	$—	$1,038,818,083	$1,487,619

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017